Long-term debt - Contractual Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	May 31, 2013	Jun. 27, 2005	May 28, 2003
Debt Instrument [Line Items]
Principal Outstanding	$ 117,000	$ 117,000
Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Principal Outstanding	117,000
Interest payments until contractual maturity, Within 1 year	4,324
Interest payments until contractual maturity, 1 to 5 years	9,432
Interest payments until contractual maturity, After 5 years	$ 833
Subordinated Lower Tier II Debt | Series B Notes Due 2018
Debt Instrument [Line Items]
Interest rate until date redeemable	5.15%				5.15%
Principal Outstanding	$ 47,000
Interest payments until contractual maturity, Within 1 year	874
Interest payments until contractual maturity, 1 to 5 years	0
Interest payments until contractual maturity, After 5 years	$ 0
Subordinated Lower Tier II Debt | Series B Notes Due 2018 | LIBOR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	2.00%
Subordinated Lower Tier II Debt | Series B Notes Due 2020
Debt Instrument [Line Items]
Interest rate until date redeemable	5.11%			5.11%
Principal Outstanding	$ 45,000
Interest payments until contractual maturity, Within 1 year	1,548
Interest payments until contractual maturity, 1 to 5 years	2,709
Interest payments until contractual maturity, After 5 years	$ 0
Subordinated Lower Tier II Debt | Series B Notes Due 2020 | LIBOR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	1.695%
Subordinated Lower Tier II Debt | Series B Notes Due 2023
Debt Instrument [Line Items]
Interest rate until date redeemable	8.44%		8.44%
Principal Outstanding	$ 25,000
Interest payments until contractual maturity, Within 1 year	1,902
Interest payments until contractual maturity, 1 to 5 years	6,723
Interest payments until contractual maturity, After 5 years	$ 833
Subordinated Lower Tier II Debt | Series B Notes Due 2023 | LIBOR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	4.929%